November 14, 2011

The Dreyfus Family of Funds

Supplement to Current Prospectus

Effective on or about March 13, 2012 (the “Effective Date”), each Dreyfus-managed equity and bond fund offering Class B shares (each, a “Fund” and collectively, the “Funds”) will convert its outstanding Class B shares to Class A shares of the Fund.*  After such conversion, Class B shares will no longer be offered by the Funds and will be terminated as a separately designated class of each Fund.  Currently, Class B shares of a Fund are offered only in connection with dividend reinvestment and exchanges of Class B shares of another Fund or certain other funds advised by The Dreyfus Corporation, including General Money Market Fund, Inc. (“GMMF”), or certain eligible shares of Dreyfus Worldwide Dollar Money Market Fund, Inc. (“DWDMMF”).

On the Effective Date, holders of Class B shares of a Fund will receive Class A shares of the Fund having an aggregate net asset value equal to the aggregate net asset value of the shareholder’s Class B shares.  Each Fund’s Class A shares have a lower total annual expense ratio than the Fund’s Class B shares.  No front-end sales load or contingent deferred sales charge (“CDSC”) will be imposed in connection with the conversion.  Any subsequent investments in Class A shares by holders of a Fund’s Class B shares that are converted to Class A shares will be subject to the front-end sales load applicable to the Fund’s Class A shares.  In addition, Class B shares of GMMF received by holders of a Fund’s Class B shares in a prior exchange for the Fund’s Class B shares will automatically convert on the Effective Date to Class A shares of GMMF (which have a lower total annual expense ratio than Class B shares of GMMF).  The conversion of Class B shares to Class A shares of a Fund will not be a taxable event for federal income tax purposes.

As of the Effective Date, holders of Class A shares of a Fund or GMMF received in the conversion, and holders of shares of DWDMMF received in a prior exchange for a Fund’s Class B shares, will be able to exchange such shares for Class A shares or no-load shares or classes of other Dreyfus-managed funds, without the imposition of a CDSC.

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*  With respect to Dreyfus Short Term Income Fund and Dreyfus Short-Intermediate Municipal Bond Fund, on the Effective Date, each such Fund’s Class B shares will convert to Class D shares of the respective Fund (which have a lower total annual expense ratio than Class B shares of the Fund).

November 14, 2011

The Dreyfus Family of Funds

Supplement to Current Statement of Additional Information

Effective on or about March 13, 2012 (the “Effective Date”), each Dreyfus-managed equity and bond fund offering Class B shares (each, a “Fund” and collectively, the “Funds”) will convert its outstanding Class B shares to Class A shares of the Fund.*  After such conversion, Class B shares will no longer be offered by the Funds and will be terminated as a separately designated class of each Fund.  Currently, Class B shares of a Fund are offered only in connection with dividend reinvestment and exchanges of Class B shares of another Fund or certain other funds advised by The Dreyfus Corporation, including General Money Market Fund, Inc. (“GMMF”), or certain eligible shares of Dreyfus Worldwide Dollar Money Market Fund, Inc. (“DWDMMF”).

On the Effective Date, holders of Class B shares of a Fund will receive Class A shares of the Fund having an aggregate net asset value equal to the aggregate net asset value of the shareholder’s Class B shares.  Each Fund’s Class A shares have a lower total annual expense ratio than the Fund’s Class B shares.  No front-end sales load or contingent deferred sales charge (“CDSC”) will be imposed in connection with the conversion.  Any subsequent investments in Class A shares by holders of a Fund’s Class B shares that are converted to Class A shares will be subject to the front-end sales load applicable to the Fund’s Class A shares.  In addition, Class B shares of GMMF received by holders of a Fund’s Class B shares in a prior exchange for the Fund’s Class B shares will automatically convert on the Effective Date to Class A shares of GMMF (which have a lower total annual expense ratio than Class B shares of GMMF).  The conversion of Class B shares to Class A shares of a Fund or GMMF will not be a taxable event for federal income tax purposes.

As of the Effective Date, holders of Class A shares of a Fund or GMMF received in the conversion, and holders of shares of DWDMMF held in an exchange account, will be able to exchange such shares for Class A shares or no-load shares or classes of other Dreyfus-managed funds, without the imposition of a CDSC.

__________________
*  With respect to Dreyfus Short Term Income Fund and Dreyfus Short-Intermediate Municipal Bond Fund, on the Effective Date, each such Fund’s Class B shares will convert to Class D shares of the respective Fund (which have a lower total annual expense ratio than Class B shares of the Fund).